CONSOLIDATED STATEMENTS OF CHANGES IN MEMBERS' EQUITY (DEFICIT) - USD ($)	Members' Equity (Deficit)	Subscription Receivable	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2015	13,115,000
Beginning Balance, Value at Dec. 31, 2015	$ 9,537,297	$ (950,000)	$ (8,682,596)	$ (95,299)
Member units issued for cash, Shares	363,636			363,636
Member units issued for cash, Value	$ 1,000,000			$ 1,000,000
Beneficial conversion feature on convertible note payable				0
Accretion of stock option expense	4,310,964			4,310,964
Stock option exercise compensation	$ 55,000			55,000
Exercise of stock options, Shares	500,000
Exercise of stock options, Value	$ 50,000			50,000
Cash received for subscription receivable		950,000		950,000
Net loss			(5,872,268)	(5,872,268)
Ending Balance, Shares at Dec. 31, 2016	13,978,636
Ending Balance, Value at Dec. 31, 2016	$ 14,953,261		(14,554,864)	$ 398,397
Member units issued for cash, Shares	159,090			159,090
Member units issued for cash, Value	$ 437,500			$ 437,500
Beneficial conversion feature on convertible note payable	10,000			10,000
Accretion of stock option expense	6,712,752			6,712,752
Stock option exercise compensation	60,000			60,000
Exercise of stock options, Value				0
Net loss			(8,299,692)	(8,299,692)
Ending Balance, Shares at Dec. 31, 2017	14,137,726
Ending Balance, Value at Dec. 31, 2017	$ 22,173,513		$ (22,854,556)	$ (681,043)